Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	-
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of common stock, preferred stock, debt securities, warrants and/or units of the registrant as shall have an aggregate initial offering price not to exceed $200,000,000. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. The securities registered also include such indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The amount of each class of securities being registered under this registration statement is not specified pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). In addition, pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of securities as may be issued with respect to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit or security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.

Estimated in accordance with Rule 457(c) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,090,909
Proposed Maximum Offering Price per Unit	1.89
Maximum Aggregate Offering Price	$ 13,401,818.01
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,051.82
Offering Note	The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 7,090,909 shares of the registrant’s common stock issuable upon the exercise of outstanding warrants.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock as reported on Nasdaq Capital Market on August 25, 2025 of $1.89 per share.